Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	$ 330,664	$ 326,130	$ 305,271
Balance at endig	464,849	330,664	326,130
Provisions established	454,468	280,615	308,295
Application of provisions	(80,768)	(71,481)	(70,540)
Provisions released	(240,670)	(204,602)	(217,361)
Other	1,155	2	465
Personnel salaries and expenses [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	104,270	101,223	93,379
Balance at endig	110,621	104,270	101,223
Provisions established	90,363	76,281	78,316
Application of provisions	(80,768)	(71,481)	(70,385)
Provisions released	(1,836)	(1,755)	(552)
Other	(1,408)	2	465
Mandatory Dividend [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	164,284	185,727	178,600
Balance at endig	253,640	164,284	185,727
Provisions established	253,640	164,284	185,727
Application of provisions
Provisions released	(164,284)	(185,727)	(178,600)
Other
Interest of perpetual bonds [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning
Balance at endig	4,995
Provisions established	4,995
Application of provisions
Provisions released
Other
Contingent loan [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	28,247	23,240	23,709
Balance at endig	40,357	28,247	23,240
Provisions established	73,201	14,683	15,879
Application of provisions
Provisions released	(63,654)	(9,676)	(16,348)
Other	2,563
Contingencies [Member]
Provisions and Contingent Provisions (Details) - Schedule of activity regarding provisions [Line Items]
Balance at beginning	33,863	15,940	9,583
Balance at endig	55,236	33,863	15,940
Provisions established	32,269	25,367	28,373
Application of provisions			(155)
Provisions released	(10,896)	(7,444)	(21,861)
Other